Share-Based Payment Arrangements	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment Arrangements
17.	SHARE-BASED PAYMENT ARRANGEMENTS
Employee Share Option Plan
Under the Company’s 2014 employee share option plan (the “2014 Plan”), qualified employees of the Company and its subsidiaries were granted 6,850,356 options (representing 13,700,712 ordinary shares post share split) from July 2010 to July 2016, among which 2,199,500 options (representing 4,399,000 ordinary shares post share split)
were expired or exercised as of June 30, 2022. The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease o
f 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.
Under the Company’s 2017 employee share option plan (the “2017 Plan”), qualified employees of the Company and its subsidiaries were granted 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. Options granted pursuant to the 2014 Plan and the 2017 Plan are all vested in full or expired as of June 30, 2022.
On December 10, 2020, the Board of Directors (the “Board”) of the Company approved the Company’s 2020 Equity Incentive Plan (the “2020 EIP”). The 2020 EIP, among other things, provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants.
The maximum number of ordinary shares that may be issued under the 2020 EIP was originally
20,676,974
ordinary shares (an equivalent of
4,135,395
ADS of the Company, each ADS representing five ordinary shares). On December 15, 2020
,
and during the year ended December 31, 2021,
3,824,062
and
282,000
options were granted under the Company’s 2020 EIP, respectively. Each option entitles the holder to subscribe for one ADS of the Company. The options granted are valid for
10
years. No performance conditions were attached to the plan. No more than
62,030,922
ordinary shares (an equivalent of
12,406,184
ADS) may be issued under the 2020 EIP upon the exercise of incentive stock options. In addition, the number of ordinary shares reserved for issuance under the 2020 EIP will automatically increase on January 1 of each year, commencing on January 1, 2022
,
and ending on (and including) January 1, 2030, in an amount equal to 4% of the total number of ordinary shares outstanding on December 31 of the preceding calendar year. The Board may act prior to January 1 of a given year to provide that there will be no increase for such year or that the increase for such year will be a lesser number of ordinary shares.
In connection with the approval of the 2020 EIP, the Board determined that there would be no increase for January 1, 2021, but there would be an increase of
 13,948,935
ordinary shares (an equivalent o
f 2,789,787
ADS) represent
ing
4%
of the total outstanding ordinary shares as of December 31, 2021.
 8,875,745 ordinary shares (an equivalent of 1,775,149
ADS) were granted on January 1, 2022. If an award under the 2020 EIP expires, lapses or is terminated, exchanged for cash, surrendered, repurchased, cancelled without having been fully exercised, forfeited or is withheld to satisfy a tax withholding obligation in connection with an award or to satisfy a purchase or exercise price of an award, any unused shares subject to the award will, as applicable, become or again be available for new grants under the 2020 EIP. Awards granted under the 2020 EIP in substitution for any options or other equity or equity-based awards granted by an entity before the entity’s merger or consolidation with the Company or the Company’s acquisition of the entity’s property or stock will not reduce the number of ordinary shares available for grant under the 2020 EIP but will count against the maximum number of ordinary shares that may be issued upon the exercise of incentive stock options.
Information on employee share options granted under the 2014 Plan is as follows. Each option entitles the holder to subscribe for two ordinary shares of the Company due to the 2016 share split (1 ADS represents 5 ordinary shares). Total options exercisable as of June 30, 2022, under the 2014 Plan are approximatel
y 1,857,843 ADS (representing 9,289,212
ordinary shares post share split). Movements for the six months ended June 30, 2021, and June 30, 2022, respectively, as follows:

	For the six months ended June 30
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance on January 1	6,670,356	$1.43	6,097,856	$1.43
Options expired	—	—	(1,453,250)	0.67
Options exercised	(114,500)	1.87	—	—

Balance on June 30	6,555,856	1.43	4,644,606	1.76

Options exercisable, end of period	6,555,856	1.43	4,644,606	1.76

Options in equivalent of ADS exercisable, end of period	2,622,342	$3.58	1,857,843	$4.40
Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares). Total options exercisable as of June 30, 2022, under the 2017 Plan are approximatel
y 100,234 ADS (representing 501,167 ordinary shares). Movements for the six months ended June 30, 2021
,
and June 30, 2022, as follows:

	For the six months ended June 30
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance on January 1	501,167	$1.28	501,167	$1.28
Options exercised	—	—	—	—

Balance on June 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	501,167	1.28	501,167	1.28

Options in equivalent of ADS exercisable, end of period	100,234	$6.40	100,234	$6.40

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30 2022
	Number of Options	Weighted- average Exercise Price Per Option
Balance on January 1, 2022	4,021,562	$2.06
Options granted	1,775,149	1.12
Options forfeited	(744,372)	2.06

Balance on June 30, 2022	5,052,339	1.77

Options exercisable, end of period	1,206,022	1.77

Weighted-average fair value of options granted		$1.30
Options granted under the 2014 Plan, 2017 Plan and 2020 EIP were valued using the binomial option pricing model. The inputs to the model and the information on outstanding options as of June 30, 2022, are as follows:

Grant Date	Grant-date share price*	Range of Exercise Price*	Contractual Life (Years)	Weighted- average Remaining Contractual Life (Years)	Expected volatility	Expected dividend yield	Risk-free interest rate
July 2013	$0.80 -$1.36	$0.80 -$1.36	10	1.0	50.58%	—	2.50%
July 2014	$1.36	$1.36	10	2.0	50.86%	—	2.58%
July 2015	$1.88	$1.36 -$1.88	10	3.0	36.37%	—	2.43%
July 2016	$2.26	$2.26	10	4.0	39.34%	—	1.46%
July 2017	$1.28	$1.28	10	5.2	38.33%	—	1.10%
December 2020	$2.06	$2.06	10	8.5	66.25%	—	0.92%
January-July 2021	$2.35 -$4.12	$2.35 -$4.12	10	8.7	59.99% -64.92%	—	1.07%-1.69%
January 2022	$1.12	$1.12	10	9.5	122.1%	—	1.27%-1.43%

*	In equivalent of ADS price
Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.
Compensation costs recognized for the six months ended June 30, 2021, and June 30, 2022, wer
e $1,564,673 and $1,336,637, respectively.
Long Term Incentive Plan
In 2017, 2018 and 2019, the Company granted ordinary shares bonus entitlement units to the Company’s executive officers pursuant to the 2017 LTIP. Upon vesting and redemption, each unit award is converted into a cash payment equal to the number of units multiplied by the per-share
fair market value of the Company’s ordinary shares on the day following the Company’s receipt of a redemption notice
The quoted fair value on the reporting date is based on the closing price per ADS of $3.30 and $0.50 as of June 30, 2021
,
and June 30, 2022, respectively.
The Company’s 2017 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	215,133	201,266
Awards exercised	(13,867)	—
Awards forfeited	—	—

Balance at June 30	201,266	201,266

Balance exercisable, end of period	201,266	201,266

The Company’s 2018 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	142,445	132,517
Awards exercised	(9,928)	—
Awards forfeited	—	—

Balance at June 30	132,517	132,517

Balance exercisable, end of period	89,309	132,517

The Company’s 2019 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	386,950	386,950
Awards forfeited	—	—

Balance at June 30	386,950	386,950

Balance exercisable, end of period	128,983	257,967

Each bonus entitlement unit grants the holders of the LTIPs a conditional right to receive an amount of cash equal to the per-unit
fair market value of the Company’s ordinary shares and ADS, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADS at the reporting date and takes into account the extent to which the services have been rendered to date.
The Company recognized total expenses of $765,201 and
 total income
$380,964
in respect of the LTIPs for the six months ended June 30, 2021, and 2022, respectively. As of December 31, 2021, and June 30, 2022, the Company recognized compensation liabilities o
f $701,582 and $320,618 as current (classified as other payables), respectively.